S000029838 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate ex Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.74%	(0.15%)	1.66%
AB Taxable Multi-Sector Income Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	2.27%	2.29%
AB Taxable Multi-Sector Income Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.45%	1.22%	1.29%
AB Taxable Multi-Sector Income Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.11%	1.29%	1.32%

[1]	Effective July 24, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the Bloomberg U.S. Aggregate ex Government Bond Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Bloomberg U.S. Aggregate ex Government Bond Index, which more closely reflects the market segments in which the Fund invests, has been the Fund’s secondary benchmark since the change to the primary benchmark.